STOCK BASED COMPENSATION - Options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Outstanding at beginning of period (in shares)	1,202,979	262,427
Options granted (in shares)	2,657,628	995,633
Options exercised (in shares)	(81,988)	(55,081)
Outstanding at end of period (in shares)	3,767,571	1,202,979	262,427
Exercisable at end of period (in shares)	1,364,658	73,692
Nonvested at end of period (in shares)	2,402,913	1,129,287
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 1.35	$ 0.90
Options granted (in dollars per share)	7.34	1.44
Options exercised (in dollars per share)	2.77	0.84
Outstanding at end of period (in dollars per share)	5.54	1.35	$ 0.90
Exercisable at end of period (in dollars per share)	2.80	0.88
Nonvested at end of period (in dollars per share)	$ 7.09	$ 1.38
Weighted-Average Remaining Contractual Term-in years
Outstanding	9 years 2 months 9 days	9 years 1 month 21 days	9 years 1 month 2 days
Exercisable	8 years 10 months 2 days	8 years 4 days
Nonvested	9 years 4 months 21 days	9 years 2 months 19 days
Aggregate Intrinsic Value
Options exercised (in dollars)		$ 33
Outstanding (in dollars)	$ 20,860	4,029	$ 27
Exercisable (in dollars)	11,174	282
Nonvested (in dollars)	$ 9,686	$ 3,747